SEMI-ANNUAL
REPORT
April 30, 1998

                                     GRANUM
                                     VALUE
                                      FUND
Shareholder Services
1-888-5-GRANUM
(547-2686)

GRANUM CAPITAL MANAGEMENT, L.L.C.
Investment Adviser

GRANUM VALUE FUND

================================================================================
LETTER TO SHAREHOLDERS
JUNE 22, 1998

Dear Shareholder:

    For the first six months of fiscal 1998, ending April 30, 1998, the total return of Granum Value Fund was 15.4% versus 22.5% for the S&P 500. For its first 12 months of operation, also ending April 30, 1998, Granum Value Fund had a total return of 35.0% versus 41.1% for the S&P 500.* Our top 5 positions are Bank of New York, Intel, Reynolds and Reynolds, Federal National Mortgage, and Orion Capital.

    We continue to believe that the long-term backdrop for financial assets in general and equities in particular remains favorable, however, we have become concerned about relatively high valuations among many of the large capitalization companies. We have steadfastly refused to purchase companies at projected price to earnings multiples of 30 or 40 in the hope that these multiples might increase to 50 or 60. In our view, companies at these very high price multiples at best offer modest long-term price appreciation potential, and do not afford a sufficient margin of safety to the purchaser.

    Notwithstanding the above, we are comfortable continuing to own and adding to our positions. Our top 30 positions comprising more than 70% of the net assets of the Fund, trade at approximately 14 times estimated 1999 earnings, while the S&P 500 trades at 21 times estimated earnings. This discount of 33% is the largest since we began Granum Value Fund.

    We continue to work diligently on your behalf, and will do our utmost to seek superior returns, without taking imprudent risks.

/s/ LEWIS M. EISENBERG                           /s/ WALTER F. HARRISON, III
----------------------                           ---------------------------
Lewis M. Eisenberg                               Walter F. Harrison, III
Co-Chairman                                      Co-Chairman

*This data reflects past performance of the Fund, after expenses and assuming reinvestment of all dividends and other distributions. The principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

================================================================================
SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             COMMON STOCKS 95.1%
             ------------------------

             APARTMENT REITS 1.4%
    26,000   Ambassador Apartments,
               Inc.                     $    533,000
    15,700   Boddie-Noell Properties,
               Inc.                          225,688
    45,000   Walden Residential
               Properties, Inc.            1,096,875
                                        ------------
                                           1,855,563
                                        ------------
             BANKS AND SAVINGS & LOANS
             14.7%
   200,200   The Bank of New York
               Company, Inc.              11,824,313
    10,000   The Chase Manhattan
               Corporation                 1,385,625
    26,000   Dime Bancorp, Inc.              797,875
    27,100   Fidelity National
               Corporation**                 386,175
     9,100   First Republic Bank**           312,813
    10,800   MSB Bancorp, Inc.               382,050
     4,100   Net.B@nk, Inc.**                110,187
    54,000   North Fork
               Bancorporation, Inc.        2,004,750
    15,000   Peoples Bancorp, Inc.           161,250
    51,800   PFF Bancorp, Inc.**           1,048,950
     7,950   Queens County Bancorp,
               Inc.                          363,712
                                        ------------
                                          18,777,700
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             BUILDING & HOUSING 2.1%
    17,000   Beazer Homes USA, Inc.**   $    414,375
    23,500   Del Webb Corporation            615,406
    28,200   Forest City Enterprises,
               Inc. -- Class A             1,628,550
                                        ------------
                                           2,658,331
                                        ------------

             BUSINESS SERVICES 5.4%
     7,900   Bell & Howell Company**         218,238
   292,300   Reynolds & Reynolds
               Company -- Class A          6,722,900
                                        ------------
                                           6,941,138
                                        ------------

             COMPUTER HARDWARE &
             SERVICES 1.0%
    46,000   Seagate Technology,
               Inc.**                      1,227,625
                                        ------------

             DEFENSE 0.3%
     6,200   Alliant Techsystems,
               Inc.**                        396,413
                                        ------------

             ENERGY SERVICES 0.8%
    15,000   Petroleum Geo-Services**        986,250
                                        ------------

             ENGINEERING &
             CONSTRUCTION 0.6%
    25,300   The Turner Corporation**        752,675
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
2

GRANUM VALUE FUND

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             ENTERTAINMENT & LEISURE
             7.8%
     3,800   AMC Entertainment Inc.**   $     73,150
    27,000   Brunswick Corporation           877,500
   311,700   Grand Casinos, Inc.**         5,474,231
   161,300   Mirage Resorts,
               Incorporated**              3,558,681
                                        ------------
                                           9,983,562
                                        ------------
             FINANCIAL SERVICES 10.7%
    49,000   CMAC Investment
               Corporation                 3,163,563
    67,700   DVI, Inc.**                   1,599,413
   103,700   Fannie Mae                    6,209,037
    14,300   Kansas City Southern
               Industries, Inc.              646,181
    10,000   PaineWebber Group Inc.          448,125
    47,100   Resource Bancshares
               Mortgage Group, Inc.          836,025
     5,000   SLM Holding Corporation         213,437
     8,475   Travelers Group Inc.            518,564
                                        ------------
                                          13,634,345
                                        ------------

             FOOD, BEVERAGE & TOBACCO
             3.8%
   129,600   Philip Morris Companies
               Inc.                        4,835,700
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             HEALTH CARE 2.0%
    51,500   Columbia/HCA Healthcare
               Corporation              $  1,696,281
    37,100   Cyberonics, Inc.**              890,400
                                        ------------
                                           2,586,681
                                        ------------

             HOTEL REITS 3.1%
    93,900   Equity Inns Inc.              1,385,025
   121,000   RFS Hotel Investors, Inc.     2,586,375
                                        ------------
                                           3,971,400
                                        ------------

             HOUSEHOLD PRODUCTS 0.9%
    63,300   The Maxim Group, Inc.**       1,139,400
                                        ------------

             INSTRUMENTS & RELATED
             PRODUCTS 0.5%
    25,000   Measurement Specialities,
               Inc.**                         96,875
    27,800   Mettler -- Toledo
               International Inc.**          559,475
                                        ------------
                                             656,350
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             INSURANCE 9.1%
     1,000   Annuity and Life Re
               (Holdings), Ltd.**       $     23,875
    32,100   CNA Financial
               Corporation**               4,748,794
    24,000   Frontier Insurance Group,
               Inc.                          636,000
     2,500   Hartford Life,
               Inc. -- Class A               123,594
   109,100   Orion Capital Corporation     6,082,325
                                        ------------
                                          11,614,588
                                        ------------

             MISCELLANEOUS 1.1%
    74,600   Compass Plastics &
               Technologies, Inc.**          317,050
     1,300   Bandag Incorporated --
               Class A                        64,269
     6,000   NACCO Industries, Inc. --
               Class A                     1,009,125
                                        ------------
                                           1,390,444
                                        ------------
             METAL PRODUCTS 1.3%
    39,000   Silgan Holdings Inc.**        1,365,000
    15,800   Wyman-Gordon Company**          319,950
                                        ------------
                                           1,684,950
                                        ------------
             MORTGAGE REITS 6.5%
    67,000   Annaly Mortgage
               Management, Inc.**            728,625
    26,200   Anthracite Capital,
               Inc.**                        366,800
     9,300   Chastain Capital
               Corporation**                 138,338


                                           MARKET
  SHARES                                   VALUE
----------                              ------------

    25,000   Hanover Capital Mortgage
               Holdings, Inc.**         $    431,250
    90,000   Imperial Credit
               Commercial Mortgage
               Investment Corp.**          1,299,375
    25,000   Novastar Financial,
               Inc.**                        515,625
    73,500   Ocwen Asset Investment
               Corp.                       1,350,562
   139,600   Redwood Trust, Inc.           3,437,650
                                        ------------
                                           8,268,225
                                        ------------

             OFFICE PRODUCTS 1.6%
   112,000   OfficeMax, Inc.**             2,107,000
                                        ------------

             PHARMACEUTICALS 1.0%
    23,300   CollaGenex
               Pharmaceuticals, Inc.**       212,613
    24,400   Teva Pharmaceutical
               Industries Ltd.             1,043,100
                                        ------------
                                           1,255,713
                                        ------------

             PRINTING & PUBLISHING
               1.1%
    47,200   Big Flower Press Holding,
               Inc.**                      1,430,750
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
4

GRANUM VALUE FUND

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             RESTAURANTS 1.4%
    26,200   Cooker Restaurant
               Corporation              $    307,850
    71,000   Lone Star Steakhouse &
               Saloon, Inc.**              1,508,750
                                        ------------
                                           1,816,600
                                        ------------

             SEMICONDUCTORS &
             SEMICONDUCTOR CAPITAL
             EQUIPMENT 6.4%
    10,000   Align-Rite International,
               Inc.**                        163,750
    92,500   Intel Corporation             7,475,156
    30,000   Electroglas, Inc.**             506,250
                                        ------------
                                           8,145,156
                                        ------------

             SHOPPING CENTER/MALL
             REITS 2.5%
    39,700   Capital Automotive REIT         617,831
    53,000   Crown American Reality
               Trust                         536,625
    98,400   FAC Realty Trust Inc.**         910,200
    82,700   Prime Retail, Inc.            1,173,306
                                        ------------
                                           3,237,962
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             SOFTWARE 4.6%
    98,500   Computer Associates
               International, Inc.      $  5,768,406
     3,300   Platinum Technology,
               Inc.**                         84,150
                                        ------------
                                           5,852,556
                                        ------------

             SPECIALTY CHEMICALS 1.4%
    46,700   General Chemical Group,
               Inc.                        1,301,762
    10,900   OM Group, Inc.                  483,006
                                        ------------
                                           1,784,768
                                        ------------

             TELECOMMUNICATIONS 2.0%
     7,000   Asia Pacific Wire & Cable
               Corporation**                  42,000
    21,000   Globalstar
               Telecommunications Ltd.     1,462,125
    22,000   NTL Incorporated**              858,000
     9,300   STARTEC Global
               Communications
               Corporation**                 237,150
                                        ------------
                                           2,599,275
                                        ------------
             Total Common Stocks
             (Cost $104,429,407)         121,591,120
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             WARRANTS 0.1%
             ----------------
    25,000   Hanover Capital Mortgage
               Holdings, Inc., expires
               9/15/00**                $     87,500
                                        ------------
             Total Warrants
             (Cost $67,006)                   87,500
                                        ------------


PRINCIPAL
  AMOUNT                                   VALUE
----------                              ------------
             VARIABLE RATE DEMAND
             NOTES 4.6%
             -------------------------
$  717,637   General Mills, Inc.        $    717,637
 2,437,678   Johnson Controls, Inc.        2,437,678
 1,260,169   Pitney Bowes Credit Corp.     1,260,169
   322,903   Sara Lee Corporation            322,903
 1,237,464   Warner-Lambert Company        1,237,464
                                        ------------
             Total Variable Rate
               Demand Notes
             (Cost of $5,975,851)          5,975,851
                                        ------------
             Total Investments 99.8%
             (Cost of $110,472,264)     $127,654,471
                                        ------------
             Other Assets less
               Liabilities 0.2%         $    197,266
                                        ------------
             NET ASSETS 100%            $127,851,737
                                        ============

**  Non-income producing security.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
6

GRANUM VALUE FUND

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
(UNAUDITED)

ASSETS:
  Investments, at value (Cost $110,472,264).................  $127,654,471
  Cash......................................................        50,668
  Dividends receivable......................................       146,000
  Interest receivable.......................................        29,506
  Organizational expenses, net of accumulated
    amortization............................................        90,420
  Other assets..............................................        54,470
                                                              ------------
         Total assets.......................................   128,025,535
                                                              ------------
LIABILITIES:
  Payable to Investment Adviser.............................        74,467
  Distribution fees payable.................................        52,053
  Shareholder service fees payable..........................        26,094
  Accrued expenses and other liabilities....................        21,184
                                                              ------------
         Total liabilities..................................       173,798
                                                              ------------
NET ASSETS..................................................  $127,851,737
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock.............................................  $110,221,427
  Accumulated undistributed net realized gain on investments
    and option contracts expired or closed..................       519,774
  Net Investment loss.......................................       (71,671)
  Net unrealized appreciation (depreciation) on
    Investments.............................................    17,182,207
                                                              ------------
         Total Net Assets...................................  $127,851,737
                                                              ============
  Shares of beneficial interest outstanding (unlimited
    number of shares authorized, $.001 par value)...........     4,737,061
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................        $26.99
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

================================================================================

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of $506)...  $   741,658
  Interest income...........................................      242,394
                                                              -----------
    Total investment income.................................      984,052
                                                              -----------
EXPENSES:
  Investment advisory fees..................................      499,448
  Distribution fees.........................................      250,095
  Shareholder servicing fees................................      125,048
  Administration fees.......................................       20,453
  Transfer agent fees and expenses..........................       17,919
  Fund accounting fees......................................       13,032
  Custody fees..............................................       14,842
  Professional fees.........................................       43,049
  Federal and state registration............................       27,874
  Trustees' fees and expenses...............................       20,272
  Amortization of organizational expenses...................       11,202
  Insurance expense.........................................        6,516
  Reports to shareholders...................................        4,887
  Other.....................................................        1,086
                                                              -----------
    Total expenses..........................................    1,055,723
                                                              -----------
NET INVESTMENT LOSS.........................................      (71,671)
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments.............................................      460,014
    Option contracts expired or closed......................       41,975
                                                              -----------
  Total realized gain.......................................      501,989
  Change in unrealized appreciation on:
    Investments.............................................   14,073,307
    Written options.........................................        2,370
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............   14,577,666
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $14,505,995
                                                              ===========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
8

GRANUM VALUE FUND

================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS      MAY 1, 1997(1)
                                                                  ENDED            THROUGH
                                                              APRIL 30, 1998   OCTOBER 31, 1997
                                                              --------------   ----------------
                                                               (UNAUDITED)
OPERATIONS:
  Net investment loss.......................................   $    (71,671)     $  (105,784)
  Net realized gain on investments and option contracts
    expired or closed.......................................        501,989           44,617
  Change in unrealized appreciation on investments and
    written options.........................................     14,075,677        3,106,530
                                                               ------------      -----------
    Net increase in net assets resulting from operations....     14,505,995        3,045,363
                                                               ------------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................     37,767,824       76,623,996
  Cost of shares redeemed...................................       (684,681)      (3,506,760)
                                                               ------------      -----------
    Net increase in net assets from capital share
       transactions.........................................     37,083,143       73,117,236
                                                               ------------      -----------
TOTAL INCREASE IN NET ASSETS................................     51,589,138       76,162,599
NET ASSETS:
  Beginning of period.......................................     76,262,599          100,000
                                                               ------------      -----------
  End of period.............................................   $127,851,737      $76,262,599
                                                               ============      ===========

(1)Commencement of Operations

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

================================================================================

FINANCIAL HIGHLIGHTS

                                                                SIX MONTHS      MAY 1, 1997(1)
                                                                  ENDED            THROUGH
                                                              APRIL 30, 1998   OCTOBER 31, 1997
                                                              --------------   ----------------
                                                               (UNAUDITED)
Selected per share data:(4)
Net asset value, beginning of period........................     $  23.39          $ 20.00
                                                                 --------          -------
Income from Investment Operations:
Net investment loss.........................................        (0.02)           (0.03)
Net realized and unrealized gain on investments.............         3.62             3.42
                                                                 --------          -------
Total from investment operations............................         3.60             3.39
                                                                 --------          -------
Net asset value, end of period..............................     $  26.99          $ 23.39
                                                                 ========          =======
Total return(2)                                                     15.39%           16.95%

Supplemental data and ratios:
Net assets, end of period (000's)...........................     $127,852          $76,263
Ratio of net expenses to average net assets:(3)
  Before expense reimbursement..............................         2.10%            3.03%
  After expense reimbursement...............................         2.10%            2.77%
Ratio of net investment income to average net assets:(3)
  Before expense reimbursement..............................        (0.14)%          (0.78)%
  After expense reimbursement...............................        (0.14)%          (0.52)%
Portfolio turnover rate.....................................         1.59%            3.12%
Average commission rate paid................................     $ 0.0595          $0.0583

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a Share of Capital Stock of the Fund outstanding for the entire period.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
10

GRANUM VALUE FUND

================================================================================
NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION

Granum Value Fund (the "Fund") is a non-diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund issued and sold 5,000 shares of its capital stock at $20 per share on March 14, 1997. These shares were purchased by the investment adviser of the Fund, Granum Capital Management, L.L.C. (the "Adviser") to provide the Fund with its initial capital. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Organization Costs - Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and subsequently reimbursed by the Fund. The proceeds of any redemption of the initial shares purchased by the Adviser (see Note 1) will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

================================================================================
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

c) Written Option Accounting - The Fund writes put options on stock indices for hedging purposes. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract written is valued at the bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

d) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the current bid price. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

e) Distribution to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

f) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute investment company net taxable income and net capital gains to shareholders.

g) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis.

--------------------------------------------------------------------------------
12

GRANUM VALUE FUND

================================================================================
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

3. SHARES OF BENEFICIAL INTEREST

The Trustees have the authority to issue an unlimited number of shares of beneficial interest of the Fund, $0.001 par value. Share transactions were as follows:

                            SIX MONTHS      MAY 1, 1997(1)
                              ENDED            THROUGH
                          APRIL 30, 1998   OCTOBER 31, 1998
                          --------------   ----------------
Shares sold                 1,648,235         3,407,243
Shares redeemed              (171,744)         (151,673)
                            ---------         ---------
Net increase                1,476,491         3,255,570
Shares outstanding:
  Beginning of period       3,260,070             5,000
                            ---------         ---------
  End of period             4,737,061         3,260,570
                            =========         =========

(1)Commencement of Operations

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, for the six months ended April 30, 1998 were $54,425,253 and $1,449,680, respectively.

At April 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                   $20,296,732
(Depreciation)                  (3,114,525)
                               -----------
Net unrealized appreciation
  on investments               $17,182,207
                               ===========

At April 30, 1998, the cost of investments for federal income tax purposes was $110,472,264.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement dated March 13, 1997. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"),

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                                                                              13

GRANUM VALUE FUND

================================================================================
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index. The Monthly Performance Adjustment, which commenced August 1, 1997, may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensate its Distributors, Mercer Allied Company L.P. ("Mercer") and Granum Securities L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the six months ended April 30, 1998:

                             DISTRIBUTION        SHAREHOLDER
                               SERVICES           SERVICES
                             ------------        -----------
Mercer                         $237,777           $118,811
Granum Securities                12,318              6,237

Other - Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

--------------------------------------------------------------------------------
14

GRANUM VALUE FUND

================================================================================
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

6. PUT OPTION CONTRACTS WRITTEN

The premium amount and the transactions related to put option contracts during the six months ended April 30, 1998, were as follows:

                                                                        NUMBER OF CONTRACTS
                                                    PREMIUM AMOUNT   (100 SHARES PER CONTRACT)
                                                    --------------   -------------------------
Options outstanding at October 31, 1997, (S&P
  Index, Expiration December 1997, Exercise Price
  $820.00, Market Value $54,000.)                      $51,630                   40
Options written                                             --                   --
Options closed                                         (12,907)                 (10)
Options expired                                        (38,723)                 (30)
                                                       -------                  ---
Options outstanding at April 30, 1998                       --                   --
                                                       =======                  ===

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of Granum Value Fund. Please call 1-888-5-GRANUM (547-2686) for a free prospectus. Read it carefully before you invest.
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